Concentrations (Details) - Schedule of company of accounts receivable - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentrations (Details) - Schedule of company of accounts receivable [Line Items]
Account receivable, value	$ 3,311,219	$ 3,264,273
Account receivable, percentage	60.50%	58.60%
Company A [Member]
Concentrations (Details) - Schedule of company of accounts receivable [Line Items]
Account receivable, value	$ 803,031	$ 769,734
Account receivable, percentage	14.70%	13.80%
Company B [Member]
Concentrations (Details) - Schedule of company of accounts receivable [Line Items]
Account receivable, value	$ 708,165	$ 653,256
Account receivable, percentage	12.90%	11.70%
Company C [Member]
Concentrations (Details) - Schedule of company of accounts receivable [Line Items]
Account receivable, value	$ 584,928	$ 685,419
Account receivable, percentage	10.70%	12.30%
Company D [Member]
Concentrations (Details) - Schedule of company of accounts receivable [Line Items]
Account receivable, value	$ 1,215,095	$ 1,155,864
Account receivable, percentage	22.20%	20.80%